Subsequent Events (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Subsequent Events (Details) [Line Items]
Bank borrowing	$ 2,609,755	¥ 18
Bank loan repayment	$ 2,609,755	¥ 18
Minimum [Member]
Subsequent Events (Details) [Line Items]
Interest rate range	3.45%	3.45%
Maximum [Member]
Subsequent Events (Details) [Line Items]
Interest rate range	3.95%	3.95%